Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001958399
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-42505
Entity Registrant Name	Huachen AI Parking Management Technology Holding Co., Ltd
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31